Deferred tax assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Deferred tax assets and liabilities [Abstract]
Disclosure Of Detailed Information Of Recognized Deferred Tax Assets Liabilities [text block]
Recognized deferred tax assets / (liabilities)	Assets / (liabilities)
	March 31, 2018	March 31, 2017
Deferred tax assets
Property, Plant and Equipment	294,626	259,470
	294,626	259,470

Deferred tax liabilities
Intangible assets	(148,106)	(127,280)
Finance Lease obligations	(146,520)	(132,190)
	(294,626)	(259,470)

Net deferred tax asset recognized in balance sheet	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Movement in temporary differences during the year

	Balance as at April 1, 2016	Recognized in income statement	Recognized in Equity	Balance as at March 31, 2017	Recognized in income statement	Recognized in Equity	Balance as at March 31, 2018
Property, plant and equipment	243,502	15,968	-	259,470	35,156	-	294,626
Intangible assets	(121,317)	(5,963)	-	(127,280)	(20,826)	-	(148,106)
Finance Lease obligations	(122,185)	(10,005)	-	(132,190)	(14,330)	-	(146,520)
	-	-	-	-	-	-	-

Disclosure of detailed information about unrecognized deferred tax assets liabilities [text block]	Unrecognized deferred tax assets / (liabilities)
	As at March 31, 2018	As at March 31, 2017
Deductible temporary differences	251,989	233,501
Unrecognized tax losses	536,815	876,297
	788,804	1,109,798

Disclosure of income tax [text block]
Income tax expense recognized in profit or loss

	March 31, 2018	March 31, 2017	March 31, 2016
Current tax expense / (benefit)
Current period	194	698	(135)

Deferred tax expense
Origination and reversal of temporary differences	-	-	-
Reversal of previously recognized tax losses	-	-	-

Total income tax expense / (benefit)	194	698	(135)

Disclosure of Effective Income Tax provision Reconciliation [text block]
A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:

	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2016
Profit before income taxes	923,595	643,097	438,318
Enacted tax rates in India	34.61%	34.61%	34.61%
Computed expected tax expense / (benefit)	319,638	222,563	151,693
Effect of:
Share based payment expense not deductible for tax purposes	1,609	2,919	8,657
Unrecognised deferred tax assets on losses incurred during the year (net of temporary differences, if any)	-	-	16,476
Unrecognized deferred tax asset on temporary differences	26,086	(20,812)	(18,067)
Difference on account differential tax rates in different jurisdictions	(201)	(723)	(212)
Expenses/income not taxable	(860)	(2,562)	(2,751)
Recognition of previously unrecognized tax losses	(346,078)	(200,687)	(155,931)
	194	698	(135)